Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 6,100
2019	4,882
2020	3,255
2021	3,356
2022	3,460
2023 and thereafter	14,254
Total	$ 35,307